RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended		24 Months Ended
	Apr. 04, 2019	Dec. 31, 2019	Aug. 29, 2019	Feb. 19, 2019	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Note payable related party		$ 12,000				$ 12,000	$ 12,000	$ 12,000
Proceeds from notes payable						95,161
Lline of credit		398,470				398,470	398,470	$ 398,470
Line of credit expiration date								May 05, 2022
Accrued interest		17,037				32,102	17,037	$ 32,102
S and S Beverage [Member]
Note payable related party		78,760				801,761	78,760	801,761
S and S Beverage [Member] | Note Payable [Member]
Note payable related party						$ 200,000		200,000
Interest rate						8.00%
Periodic payment						$ 9,045
Proceeds from notes payable						$ 35,000
Maturity date						Nov. 01, 2023
Accrued interest		0				$ 11,776	0	11,776
Notes payable		78,760				113,761	78,760	113,761
S and S Beverage [Member] | Note Payable 1 [Member]
Note payable related party						$ 612,700		612,700
Interest rate						8.00%
Maturity date						Nov. 01, 2023
Notes payable		200,000				$ 200,000	200,000	200,000
Loan forgiveness related party		412,700
S and S Beverage [Member] | Note Payable 2 [Member]
Note payable related party						$ 300,000		300,000
Interest rate						2.00%
Accrued interest						$ 9,953		9,953
Notes payable						300,000		300,000
S and S Beverage [Member] | Note Payable 3 [Member]
Note payable related party						$ 200,000		200,000
Interest rate						0.00%
Accrued interest						$ 0		0
Notes payable						198,000		198,000
S and S Beverage [Member] | Note Payable 4 [Member]
Note payable related party						$ 25,000		25,000
Interest rate						8.00%
Maturity date						Nov. 01, 2023
Kona Gold, LLC
Principal amount					$ 20,000
Note payable related party		14,500				$ 8,500	14,500	8,500
Periodic payment					$ 500
Maturity date					Apr. 30, 2021
Line of credit from related party	$ 1,500,000
Lline of credit		922,151				1,369,651	922,151	1,369,651
Line of credit expiration date	Apr. 04, 2021
Accrued interest		0				36,397	0	36,397
Line of credit interest rate	3.75%
Gold Leaf, LLC
Principal amount				$ 70,000
Note payable related party		65,500				59,500	65,500	59,500
Periodic payment				$ 500
Maturity date				Mar. 31, 2021
Line of credit from related party			$ 200,000
Lline of credit		100,000				125,500	100,000	125,500
Line of credit expiration date			Aug. 29, 2021
Accrued interest		$ 0				$ 3,545	$ 0	$ 3,545
Line of credit interest rate			3.75%